SUBSEQUENT EVENTS (Details) - USD ($)									1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 30, 2022	Oct. 21, 2022	Oct. 13, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 18, 2022	May 18, 2021	Mar. 31, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 12, 2022	Aug. 27, 2021
Subsequent Event [Line Items]
Outstanding principal amount of convertible debt converted											$ 1,432,979
Number of shares resulting from conversion											24,827
Common stock, share authorized (in shares)													200,000,000
Reverse stock split conversion ratio		one-for-100						1-for-1,563
Common Stock
Subsequent Event [Line Items]
Common stock, share authorized (in shares)			1,000,000,000					200,000,000				200,000,000	200,000,000
Common stock, capital shares reserved for future issuance			1,010,000,000
Subsequent Events
Subsequent Event [Line Items]
Common stock, share authorized (in shares)			1,000,000,000										200,000,000
Reverse stock split conversion ratio		one-for-100
Subsequent Events | Common Stock
Subsequent Event [Line Items]
Common stock, share authorized (in shares)			1,000,000,000										200,000,000
Common stock, capital shares reserved for future issuance			1,010,000,000
Subsequent Events | Sunnyside, LLC
Subsequent Event [Line Items]
Cash	$ 7,500,000		$ 7,500,000
Contingent consideration	$ 5,500,000
Interest rate of loans			8.00%
Subsequent Events | Membership interest purchase agreement | Sunnyside, LLC
Subsequent Event [Line Items]
Value of shares of common stock transferred				2,500,000	2,500,000	2,500,000	7,500,000
Round off value of Volume-Weighted Average							$ 0.0001
Trading day period							30 days
Volume-Weighted Average				$ 1.59	$ 1.59	$ 1.59	$ 159		$ 1.59	$ 1.59	$ 1.59
Cash							$ 34,000,000.0
Contingent consideration							20,000,000.0
Escrow deposit							$ 2,000,000.0
Oasis Note
Subsequent Event [Line Items]
Interest rate of loans												6.00%		6.00%
Face value												$ 5,265,000		$ 5,265,000
Total purchase price														$ 5,000,000
Debt instrument term												18 months
Oasis Note | Subsequent Events
Subsequent Event [Line Items]
Outstanding principal amount of convertible debt converted										$ 482,646
Number of shares resulting from conversion										4,739
First Fire Note | Subsequent Events
Subsequent Event [Line Items]
Outstanding principal amount of convertible debt converted									$ 406,112
Number of shares resulting from conversion									4,000